STATEMENTS OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended						9 Months Ended				12 Months Ended
	Dec. 31, 2015	Sep. 30, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016
CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED)
Formation and operating costs	$ 25,162	$ 2,853,131		$ 178,156	$ 14,492	$ 500	$ 15,550	$ 3,293,587		$ 30,542		$ 208,698
Net loss	$ (25,162)	$ (2,117,003)		$ (178,156)	$ (14,492)	$ (500)	$ (15,550)	$ (1,595,806)		$ (30,542)		$ (208,698)
Weighted average number of shares outstanding, basic and diluted (in shares)	7,500,000 [1]	9,278,550	[2]	7,919,906	7,500,000	7,500,000	7,500,000	9,259,196	[2]	7,500,000	[2]	7,919,906 [1]
Basic and diluted loss per share (in dollars per share)	$ 0.00	$ (0.30)		$ (0.02)	$ 0.00	$ 0.00	$ 0.00	$ (0.35)		$ 0.00		$ (0.03)

[1]	Excludes 29,510,755 Class A Shares subject to redemption at December 31, 2016 and an aggregate of up to 1,125,000 Class B Shares that were subject to forfeiture if the over-allotment option was not exercised in full by the underwriters at December 31, 2015 (see Note 6).
[2]	Excludes an aggregate of up to 1,125,000 shares that are subject to forfeiture if the over-allotment option is not exercised in full by the underwriters at September 30. 2016 (see Note 6)